Income taxes - Components of Income before Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Domestic	$ 3,516	$ 3,008	$ 2,699
Foreign	2,071	2,184	1,911
Income before income taxes	$ 5,587	$ 5,192	$ 4,610